NOTES RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Notes receivable
Notes receivable	¥ 78,827	¥ 77,598		$ 10,799
Amount of credit loss recognized	0	0	¥ 0
Borrowings
Notes receivable
Notes receivable	78,827	77,598
Pledged as collateral | Notes receivable pledged
Notes receivable
Notes receivable	¥ 37,904	¥ 10,168